Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]

Changes in goodwill for the years ended December 31, 2012 and 2011 are as follows (in millions):

Goodwill at January 1, 2011	$0.8
Acquisition of Solidscape	24.6
Goodwill at December 31, 2011	25.4
Merger with Objet	797.1
Goodwill at December 31, 2012	$822.5

Schedule of Intangible Assets and Goodwill [Table Text Block]

Other intangible assets consisted of the following at December 31 (in thousands):

	2012		2011
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Developed technology	$385,735	$9,058	$10,623	$4,807
Capitalized software development costs	15,831	12,996	14,575	12,060
Patents	13,533	4,952	12,917	3,421
Trademarks and trade names	16,877	592	1,510	337
Customer relationships	77,779	1,172	5,100	227
Non-compete agreement	350	194	350	78
In-process research and development	29,231	-	1,150	-

	539,336	$28,964	46,225	$20,930
Accumulated amortization	28,964		20,930
Net book value of amortizable intangible assets	$510,372		$25,295

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]

Estimated amortization expense, for all intangible assets, for the five years subsequent to December 31, 2012 is as follows (in thousands):

Year ending December 31,
2013	$52,468
2014	54,022
2015	54,166
2016	54,023
2017	$53,551